Income tax - Schedule of deferred taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	€ (10,656)	€ (8,207)
Liabilities	30,334	8,830
Deferred Taxes on temporary differences	2,861	445
Non-Recognition of Deferred Tax Assets (DTA) on temporary differences		(1,391)
DTA on deductible temporary differences Share-based Payment	2,769	1,212
Deferred Taxes on loss carryforwards	2,861	445
Deferred Taxes Total	2,861	445
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(5)	(4)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(2,136)	(1,075)
Right of use-assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(9,420)	(8,458)
Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(153)	(303)
Inventories..
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0	44
Trade Receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	151	19
Contract assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0	(235)
Other financial assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0
Other current assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,215	(286)
Cash and cash equivalents
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(308)	(2,091)
Lease liabilities (non-current portion)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	7,445	7,774
Other Non-current financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	0	53
Other non-current liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(130)	(43)
Trade and other payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(229)	434
Lease liabilities (current portion)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	1,011	934
Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	22,237	(320)
Temporary difference
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Taxes on temporary differences	19,678	624
Deferred Taxes on loss carryforwards	19,678	624
Deferred Taxes Total	19,678	€ 624
Loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Taxes on temporary differences	294
Deferred Taxes on loss carryforwards	294
Deferred Taxes Total	€ 294